Common Shares - Additional Information (Details) - $ / shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Jun. 30, 2021
Class of Stock [Line Items]
Common stock shares authorized unlimited	Unlimited	Unlimited
Common stock no par value	$ 0	$ 0
Common stock shares outstanding	23,197,976	665,767
Common stock voting rights	common stock are entitled to one vote
Cash dividends declared	$ 0
Cash dividend paid	$ 0
Warrants outstanding	10,411,641	0	10,242,130
Warrants exercisable period	30 days
Warrants, maturity date	Oct. 31, 2028
Warrants, maturity period	5 years
FEAC
Class of Stock [Line Items]
Common stock shares outstanding	3,670,927
Warrants outstanding	5,029,444
Warrants, exercise price per share	$ 11.5